Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
STEWARD FUNDS, INC.
on behalf of its series
Steward Global Equity Income Fund
(the “Funds”)
Supplement dated February 20, 2024 to the Currently Effective Prospectus and Statement of Additional Information dated August 28, 2023
This Supplement reports the following changes to information in the Funds’ Prospectus and Statement of Additional Information dated August 28, 2023.
A.
Effective immediately, the primary broad-based securities market index for Steward Global Equity Income Fund (the “Fund”) has changed from the S&P Global 1200 Index to the MSCI World Index. Fund management believes the MSCI World Index represents the overall equity markets in which the Fund invests. The Fund’s secondary securities market index, the MSCI World High Dividend Yield Index, has not changed.

Effective immediately, the following information replaces the existing similar disclosure contained under “Performance” in the Fund’s summary section of the Prospectus:

AVERAGE ANNUAL TOTAL RETURNS	For the periods ended December 31, 2022

	1 Year	5 Years	10 Years
Institutional Class
Return Before Taxes	-11.21%	5.84%	9.17%
Return After Taxes on Distributions	-12.93%	3.41%	7.13%
Return After Taxes on Distributions and Sale of Fund Shares	-5.43%	4.17%	7.05%
Class A1
Return Before Taxes	-16.46%	4.28%	8.19%
Indexes
MSCI World Index (reflects no deduction for fees, expenses or taxes)[2]	-17.71%	6.71%	9.47%
S&P Global 1200 Index (reflects no deduction for fees, expenses or taxes)	-16.83%	6.59%	9.33%
MSCI World High Dividend Yield Index (reflects no deduction for fees, expenses or taxes)	-4.74%	4.66%	6.97%

AVERAGE ANNUAL TOTAL RETURNS	For the periods ended December 31, 2022

	1 Year	5 Years	Since Class Inception (12/14/17)
Class C
Return Before Taxes	-12.87%	4.84%	5.00%
Class R6
Return Before Taxes	-11.07%	5.83%	5.98%
Indexes
MSCI World Index (reflects no deduction for fees, expenses or taxes)[2]	-17.71%	6.71%	6.86%
S&P Global 1200 Index (reflects no deduction for fees, expenses or taxes)	-16.83%	6.59%	6.69%
MSCI World High Dividend Yield Index (reflects no deduction for fees, expenses or taxes)	-4.74%	4.66%	4.76%
[1]	Performance information for Class A reflects a deduction of the current maximum sales charge of 5.75%. Prior to October 29, 2021, Class A was not subject to a sales charge.
[2]
The MSCI World Index has replaced the S&P Global 1200 Index as the Fund’s primary broad-based securities market index. Fund management believes the MSCI World Index represents the overall equity markets in which the Fund invests.

Steward Global Equity Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
STEWARD FUNDS, INC.
on behalf of its series
Steward Global Equity Income Fund
(the “Funds”)
Supplement dated February 20, 2024 to the Currently Effective Prospectus and Statement of Additional Information dated August 28, 2023
This Supplement reports the following changes to information in the Funds’ Prospectus and Statement of Additional Information dated August 28, 2023.
A.
Effective immediately, the primary broad-based securities market index for Steward Global Equity Income Fund (the “Fund”) has changed from the S&P Global 1200 Index to the MSCI World Index. Fund management believes the MSCI World Index represents the overall equity markets in which the Fund invests. The Fund’s secondary securities market index, the MSCI World High Dividend Yield Index, has not changed.

Effective immediately, the following information replaces the existing similar disclosure contained under “Performance” in the Fund’s summary section of the Prospectus:

AVERAGE ANNUAL TOTAL RETURNS	For the periods ended December 31, 2022

	1 Year	5 Years	10 Years
Institutional Class
Return Before Taxes	-11.21%	5.84%	9.17%
Return After Taxes on Distributions	-12.93%	3.41%	7.13%
Return After Taxes on Distributions and Sale of Fund Shares	-5.43%	4.17%	7.05%
Class A1
Return Before Taxes	-16.46%	4.28%	8.19%
Indexes
MSCI World Index (reflects no deduction for fees, expenses or taxes)[2]	-17.71%	6.71%	9.47%
S&P Global 1200 Index (reflects no deduction for fees, expenses or taxes)	-16.83%	6.59%	9.33%
MSCI World High Dividend Yield Index (reflects no deduction for fees, expenses or taxes)	-4.74%	4.66%	6.97%

AVERAGE ANNUAL TOTAL RETURNS	For the periods ended December 31, 2022

	1 Year	5 Years	Since Class Inception (12/14/17)
Class C
Return Before Taxes	-12.87%	4.84%	5.00%
Class R6
Return Before Taxes	-11.07%	5.83%	5.98%
Indexes
MSCI World Index (reflects no deduction for fees, expenses or taxes)[2]	-17.71%	6.71%	6.86%
S&P Global 1200 Index (reflects no deduction for fees, expenses or taxes)	-16.83%	6.59%	6.69%
MSCI World High Dividend Yield Index (reflects no deduction for fees, expenses or taxes)	-4.74%	4.66%	4.76%
[1]	Performance information for Class A reflects a deduction of the current maximum sales charge of 5.75%. Prior to October 29, 2021, Class A was not subject to a sales charge.
[2]
The MSCI World Index has replaced the S&P Global 1200 Index as the Fund’s primary broad-based securities market index. Fund management believes the MSCI World Index represents the overall equity markets in which the Fund invests.

Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS For the periods ended December 31, 2022
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	Performance information for Class A reflects a deduction of the current maximum sales charge of 5.75%. Prior to October 29, 2021, Class A was not subject to a sales charge.
Steward Global Equity Income Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(11.21%)
5 Years	rr_AverageAnnualReturnYear05	5.84%
10 Years	rr_AverageAnnualReturnYear10	9.17%
Steward Global Equity Income Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(16.46%)	[1]
5 Years	rr_AverageAnnualReturnYear05	4.28%	[1]
10 Years	rr_AverageAnnualReturnYear10	8.19%	[1]
Steward Global Equity Income Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(12.87%)
5 Years	rr_AverageAnnualReturnYear05	4.84%
Since Class Inception	rr_AverageAnnualReturnSinceInception	5.00%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 14, 2017
Steward Global Equity Income Fund | Class R6
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(11.07%)
5 Years	rr_AverageAnnualReturnYear05	5.83%
Since Class Inception	rr_AverageAnnualReturnSinceInception	5.98%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 14, 2017
Steward Global Equity Income Fund | Return After Taxes on Distributions | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(12.93%)
5 Years	rr_AverageAnnualReturnYear05	3.41%
10 Years	rr_AverageAnnualReturnYear10	7.13%
Steward Global Equity Income Fund | Return After Taxes on Distributions and Sale of Fund Shares | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(5.43%)
5 Years	rr_AverageAnnualReturnYear05	4.17%
10 Years	rr_AverageAnnualReturnYear10	7.05%
Steward Global Equity Income Fund | MSCI World Index (reflects no deduction for fees, expenses or taxes) | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(17.71%)	[2]
5 Years	rr_AverageAnnualReturnYear05	6.71%	[2]
10 Years	rr_AverageAnnualReturnYear10	9.47%	[2]
Steward Global Equity Income Fund | MSCI World Index (reflects no deduction for fees, expenses or taxes) | Class R6
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(17.71%)	[2]
5 Years	rr_AverageAnnualReturnYear05	6.71%	[2]
Since Class Inception	rr_AverageAnnualReturnSinceInception	6.86%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 14, 2017	[2]
Steward Global Equity Income Fund | S&P Global 1200 Index (reflects no deduction for fees, expenses or taxes) | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(16.83%)
5 Years	rr_AverageAnnualReturnYear05	6.59%
10 Years	rr_AverageAnnualReturnYear10	9.33%
Steward Global Equity Income Fund | S&P Global 1200 Index (reflects no deduction for fees, expenses or taxes) | Class R6
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(16.83%)
5 Years	rr_AverageAnnualReturnYear05	6.59%
Since Class Inception	rr_AverageAnnualReturnSinceInception	6.69%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 14, 2017
Steward Global Equity Income Fund | MSCI World High Dividend Yield Index (reflects no deduction for fees, expenses or taxes) | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(4.74%)
5 Years	rr_AverageAnnualReturnYear05	4.66%
10 Years	rr_AverageAnnualReturnYear10	6.97%
Steward Global Equity Income Fund | MSCI World High Dividend Yield Index (reflects no deduction for fees, expenses or taxes) | Class R6
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(4.74%)
5 Years	rr_AverageAnnualReturnYear05	4.66%
Since Class Inception	rr_AverageAnnualReturnSinceInception	4.76%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 14, 2017

[1]	Performance information for Class A reflects a deduction of the current maximum sales charge of 5.75%. Prior to October 29, 2021, Class A was not subject to a sales charge.
[2]	The MSCI World Index has replaced the S&P Global 1200 Index as the Fund’s primary broad-based securities market index. Fund management believes the MSCI World Index represents the overall equity markets in which the Fund invests.